NONVESTED SHARES - Summary of Nonvested Shares Granted and Vested (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted average grant date fair value
Incremental compensation expenses	$ 2,060	$ 405	$ 1,865
2008 Plan | Nonvested shares
Number of Shares
Outstanding at the beginning of the period (in shares)	548,780
Granted (in shares)	1,829,000	244,000	272,000	296,000	3,154,800	2,800,300	711,571
Forfeited (in shares)	(104,476)
Vested (in shares)	(1,813,304)
Outstanding at the end of the period (in shares)	460,000	548,780
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 5.07
Granted (in dollars per share)	0.54
Forfeited (in dollars per share)	1.52
Vested (in dollars per share)	0.54
Outstanding at the end of the period (in dollars per share)	$ 5.74	$ 5.07
Fair value of shares vested	$ 972	$ 379	$ 808
Incremental compensation expenses	1,995	$ 384	$ 1,768
Unrecognized compensation cost	$ 327
Weighted-average period of recognition of unrecognized compensation cost	1 year 9 months 26 days